HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3573 - PremierSolutions Chicago Public Schools

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Supplement dated October 15, 2015 to your Prospectus

FUND NAME CHANGE

Effective December 15, 2015, the following name change is made to your Prospectus:

Current Name	New Name
Wells Fargo Advantage Emerging Markets Equity Fund - Class A	Wells Fargo Emerging Markets Equity Fund - Class A

As a result of the change, all references to the Current Name in your Prospectus are deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.